SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 03, 2020
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0	$ 0	$ 0
Cash, FDIC amount	$ 250,000	$ 250,000	$ 250,000
Common stock subject to possible redemption	9,521,649	9,060,042	9,521,649
Warrant issued	12,045,000	12,045,000
Offering costs	$ 6,731,655		$ 6,731,655
Underwriting discount	2,300,000	$ 2,300,000	2,300,000			$ 2,000,000
Deferred underwriting commissions	4,025,000	4,025,000	4,025,000
Other Offering costs	406,655	$ 406,655
Unrecognized tax benefits	0		0
Accounts receivable	$ 11,500,000		11,500,000	$ 73,000,000.0	$ 152,700,000
Loss			22,000	1,500,000	3,300,000
Airspan [Member]
Property, Plant and Equipment [Line Items]
Foreign currency gain losses			$ 200,000	$ 600,000	$ 100,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
useful life			over 2 to 5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
useful life			over 4 to 5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
useful life			over lesser of the minimum lease term or the useful life